Income Taxes (Details) - Schedule of deferred tax asset - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Allowance for doubtful accounts	$ 103	$ 56
Total deferred tax assets, net	$ 103	$ 56